Subsequent Events (Details) $ / shares in Units, shares in Millions, $ in Millions								1 Months Ended
	Mar. 01, 2021 USD ($) installment shares	Feb. 25, 2021 $ / shares	Feb. 24, 2021 USD ($) instrument	Feb. 23, 2021	Jan. 04, 2021 $ / shares	Mar. 29, 2018	Jan. 02, 2014	Aug. 31, 2019
Aircraft | GCMH
Subsequent Event [Line Items]
Percent of asset ownership interest								12.50%
2025 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor							1.00%
2025 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate						2.75%
Debt, LIBOR floor						1.00%
Subsequent Event | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Shares authorized (in shares) | shares	4.8
Number of installments | installment	3
Subsequent Event | Aircraft | GCMH
Subsequent Event [Line Items]
Percent of asset ownership assigned to partner	50.00%
Consideration received from assignment to partner	$ 1.3
Subsequent Event | Interest Rate Contract
Subsequent Event [Line Items]
Number of instruments terminated | instrument			3
Notional amount	$ 232.0
Derivative, fixed interest rate	1.33%
Derivative, LIBOR floor	0.50%
Subsequent Event | 2025 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor				1.00%
Early repayment of senior debt			$ 50.3
Subsequent Event | 2025 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate				2.75%
Subsequent Event | 2028 Term Loans | Senior Loan
Subsequent Event [Line Items]
Debt, LIBOR floor			0.50%
Subsequent Event | 2028 Term Loans | Senior Loan | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Basis spread on variable rate			2.50%
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Common stock, dividends declared (in dollars per share) | $ / shares		$ 0.08			$ 0.06